other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
other long-term liabilities
Contract liabilities	$ 66	$ 61
Other	4	5
Deferred revenues	70	66
Pension benefit liabilities	542	926
Other post-employment benefit liabilities	60	64
Restricted share unit liabilities	5	17
Derivative liabilities	128	155
Investment in real estate joint ventures	8	12
Other	24	15
Subtotal	837	1,255
Deferred customer activation and connection fees	9	10
Other long-term liabilities	$ 846	$ 1,265